Loans Receivable - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2016 USD ($) Relationship	Dec. 31, 2015 USD ($) Relationship	Dec. 31, 2014 USD ($)
Receivables [Abstract]
Interest income not recognized due to non accrual loans	$ 109,000	$ 95,000	$ 1,500,000
Interest on loans included in net income	40,000	59,000	$ 1,200,000
Outstanding amount of relationships which agreements included interest reserves	$ 5,900,000	$ 8,800,000
Number of commercial construction relationships | Relationship	2	1
Number of residential construction relationships | Relationship		1
Amount available to fund interest payments	$ 214,000	$ 571,000
Number of relationships with interest reserves on non-accrual status | Relationship	0	0
Interest Reserve in the aggregate on non accrual status of commercial construction relationships	$ 0	$ 0
Additional lending of funds	343,200,000	$ 280,700,000
Loans pledged as collateral on secured borrowings	$ 217,200,000